Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 250,879	$ 221,742
Accounts receivable, net	5,000	10,000
Marketable securities	96,295	251,983
Prepaid expenses and other current assets	159,078	260,921
Preferred stock receivable	5,614,086
Note receivable, net	4,787,469
Total Current Assets	10,912,807	744,646
Non-current Assets
Property and equipment, net	16,861	6,176
Intangible assets, net	25,258	28,043
Goodwill	0	0	$ 5,415
Minority investment in businesses	1,172,833	1,172,832
Total Non-current Assets	1,214,952	1,207,051
Operating lease right of use asset, net			1,633,207
Assets of discontinued operations (Note 11)		16,190,250
Total Assets	12,127,759	18,141,947
Current Liabilities
Accounts payable and accrued liabilities	5,064,691	5,285,765
Convertible notes, net of debt discount and issuance costs	1,569,977	383,374
Notes payable, net of debt discount and issuance costs	151,515	106,819
Deferred revenue	98,511	118,862
Derivative Liability	1,459,084	1,668,038
Total Current Liabilities	8,343,778	7,562,858
Non-current Liabilities:
Note payable	45,859	14,311
Total Non-current Liabilities	45,859	14,311
Liabilities of discontinued operations (Note 11)		1,492,069
Total Liabilities	8,389,637	9,069,238
Commitments and contingencies (Note 9)
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.	84,790	84,790
Stockholders’ Equity
Preferred stock, value
Common stock, value	771	759
Less: Treasury stock	(78,456)	(78,456)
Additional paid in capital	278,415,951	266,973,016
Accumulated deficit	(277,348,505)	(262,926,318)
Accumulated other comprehensive loss	(298,405)	(298,405)
Total Creatd, Inc. Stockholders’ Equity	691,418	3,670,658
Non-controlling interest in consolidated subsidiaries	2,961,914	5,317,261
Total Stockholders’ Equity	3,653,332	8,987,919	(10,383,110)
Total Liabilities and Stockholders’ Equity	12,127,759	18,141,947
Previously Reported
Current Assets
Cash		221,742	15,490
Accounts receivable, net		10,000	2,000
Marketable securities		251,983	67,676
Prepaid expenses and other current assets		260,921
Total Current Assets		744,646	85,166
Non-current Assets
Property and equipment, net		6,176	18,062
Intangible assets, net		28,043	103,550
Goodwill		0	5,415
Deposits and other assets			83,616
Minority investment in businesses		1,172,833	333,333
Total Non-current Assets		1,207,051	2,177,183
Operating lease right of use asset, net			1,633,207
Assets of discontinued operations (Note 11)		16,190,250
Total Assets		18,141,947	2,262,349
Current Liabilities:
Current portion of operating lease payable			547,439
Non-current Liabilities:
Operating lease payable			1,251,319
Current Liabilities
Accounts payable and accrued liabilities		5,285,764	8,450,804
Convertible notes, net of debt discount and issuance costs		383,374	1,216,158
Notes payable, net of debt discount and issuance costs		106,819	926,413
Deferred revenue		118,862	146,950
Derivative Liability		1,668,038
Total Current Liabilities		7,562,858	11,287,764
Non-current Liabilities:
Note payable		14,311	21,586
Total Non-current Liabilities		14,311	1,272,905
Liabilities of discontinued operations (Note 11)		1,492,069
Total Liabilities		9,069,238	12,560,669
Commitments and contingencies (Note 9)
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.		84,790	84,790
Stockholders’ Equity
Common stock, value		759	230
Less: Treasury stock		(78,456)	(78,456)
Additional paid in capital		266,973,016	239,186,990
Accumulated deficit		(262,926,318)	(252,800,800)
Accumulated other comprehensive loss		(298,405)	(297,717)
Total Creatd, Inc. Stockholders’ Equity		3,670,658	(13,989,744)
Non-controlling interest in consolidated subsidiaries		5,317,261	3,606,634
Total Stockholders’ Equity		8,987,919	(10,383,110)
Total Liabilities and Stockholders’ Equity		18,141,947	2,262,349
Series A Preferred Stock
Stockholders’ Equity
Preferred stock, value	1	1
Series A Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		1
Series E Preferred Stock
Stockholders’ Equity
Preferred stock, value
Series F Preferred Stock
Stockholders’ Equity
Preferred stock, value	2	2
Series F Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		2	3
Series G Preferred Stock
Stockholders’ Equity
Preferred stock, value	17	17
Series G Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		17	2
Series H Preferred Stock
Stockholders’ Equity
Preferred stock, value	4	4
Series H Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		4	4
Series I Preferred Stock
Stockholders’ Equity
Preferred stock, value	$ 38	38
Series I Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		$ 38